Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss)Income
Net Income/(loss)	$ 61,832	$ (12,294)	$ 84,518	$ (28,916)
Other comprehensive income, net of tax
Net change in unrealized gains/(losses) on cash flow hedges	(3,184)	(7)	1,025	578
Other comprehensive income/(loss), net of tax	(3,184)	(7)	1,025	578
Comprehensive income/(loss)	$ 58,648	$ (12,301)	$ 85,543	$ (28,338)